Investments - Additional Information (Detail) - Douyu [Member] - CNY (¥)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investment, impairment loss	¥ 0	¥ 3,790,443
Impairment losses other than temporary on equity securities without readily determinable fair value	19,417,064	0
Equity securities without readily determinable fair value, upward price adjustment	¥ 8,571,429	¥ 0